THE LAZARD FUNDS, INC.

                   Supplement to Prospectus dated May 1, 2002

DISTRIBUTION

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc (the "Fund"). The indicated Portfolios will be paying this distribution on August 21, 2002. The record date will be August 19, 2002, and the ex-dividend date will be August 20, 2002.

                                                    ESTIMATED         ESTIMATED
                                ESTIMATED          SHORT-TERM         LONG-TERM
                                ORDINARY          CAPITAL GAIN      CAPITAL GAIN
                             INCOME DIVIDEND      DISTRIBUTION      DISTRIBUTION
PORTFOLIO                       PER SHARE           PER SHARE        PER SHARE
================================================================================
Lazard Equity
  Institutional Shares             $0.01                 --               --
  Open Shares                         --                 --               --

Lazard Mid Cap
  Institutional Shares                --              $0.16            $0.02
  Open Shares                         --              $0.16            $0.02

Lazard Small Cap
  Institutional Shares                --              $0.19            $0.32
  Open Shares                         --              $0.19            $0.32

Lazard International Equity
  Institutional Shares             $0.05                 --               --
  Open Shares                         --                 --               --

Lazard International Equity
Select
  Institutional Shares                 *                 --               --
  Open Shares                         --                 --               --

Lazard Strategic Yield
  Institutional Shares             $0.01                 --               --
  Open Shares                         --                 --               --

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*    Less than $0.01 per share.

Please be advised that these estimates may change prior to the payable date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2003. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

August 12, 2002